CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 17,773	$ 54,696
Accounts receivable, less allowances of $3,153 and $3,605 for 2014 and 2013, respectively	148,352	143,036
Inventories	138,156	123,636
Other current assets	27,259	9,793
Total current assets	331,540	331,161
Property, plant and equipment, net	75,679	49,392
Goodwill	139,774	111,193
Intangible assets, net	17,228	827
Other assets, net	18,844	23,266
Total assets	583,065	515,839
Current liabilities:
Accounts payable	75,868	81,046
Accrued liabilities	66,225	45,310
Current maturities of long-term debt	30,074	67
Total current liabilities	172,167	126,423
Long-term debt, net of current maturities	353,830	353,904
Deferred income taxes	6,441	6,670
Other long-term liabilities	10,427	13,474
Total liabilities	$ 542,865	$ 500,471
Commitments and contingencies (Note 14)
Stockholders’ equity:
Preferred stock, $0.01 par value, 10,000 shares authorized; zero shares issued and outstanding at December 31, 2014 and 2013
Common stock, $0.01 par value, 200,000 shares authorized; 98,226 and 97,905 shares issued and outstanding at December 31, 2014 and 2013, respectively	$ 982	$ 973
Additional paid-in capital	380,091	373,418
Accumulated deficit	(340,873)	(359,023)
Total stockholders’ equity	40,200	15,368
Total liabilities and stockholders’ equity	$ 583,065	$ 515,839